Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Advances from customers	$ 194,882	$ 159,409	$ 138,982
Contract with customer, liability, revenue recognized	104,868	97,823
Revenue, remaining performance obligation amount	276,409	231,666
Unbilled revenue	$ 81,527	$ 72,257